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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Silchester International Investors Limited
Address: Time & Life Building
         1 Bruton Street
         London, W1J6TL, United Kingdom

Form 13F File Number: 28-12123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Timothy J. Linehan
Title: Compliance Officer
Phone: 011-44-20-7518-7125

Signature, Place, and Date of Signing:


/s/ Timothy J. Linehan                  London, United Kingdom       7/02/10.
-------------------------------------   ----------------------   ---------------
[Signature]                                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          2
Form 13F Information Table Value Total:    662,798
                                        (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

      Column 1         Column 2     Column 3  Column 4         Column 5         Column 6    Column 7           Column 8
------------------  -------------  ---------  --------  ---------------------  ----------  ----------  ------------------------
                                                                                                           VOTING AUTHORITY
                       TITLE OF                 VALUE     SHRS OR   SH/  PUT/  INVESTMENT     OTHER    ------------------------
  NAME OF ISSUER        CLASS        CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION   MANAGERS      SOLE     SHARED  NONE
------------------  -------------  ---------  --------  ----------  ---  ----  ----------  ----------  ----------  ------  ----
Korea Electric PWR  Sponsored ADR  500631106   297,820  23,122,680  SH         SOLE                    23,122,680       0     0
KT Corp.            Sponsored ADR  48268K101   364,978  19,039,027  SH         SOLE                    19,039,027       0     0